RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2020
Accounting Standards Update and Change in Accounting Principle [Abstract]
RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS	Accounting Standards Recently Adopted or Issued
Standards Adopted in 2020

On January 1, 2020, the Company adopted ASU 2016-13 Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which replaces the incurred loss methodology with an expected loss methodology that is referred to as the current expected credit loss (CECL) methodology. The measurement of expected credit losses under the CECL methodology is applicable to financial assets measured at amortized cost, including loan receivables and held-to-maturity debt securities. It also applies to off-balance sheet credit exposures not accounted for as insurance (loan commitments, standby letters of credit, financial guarantees, and other similar instruments) and net investments in leases recognized by a lessor in accordance with Topic 842 on leases. In addition, ASC 326 made changes to the accounting for available-for-sale debt securities. One such change is to require credit losses to be presented as an allowance rather than as a write-down on available-for-sale debt securities management does not intend to sell or believes that it is more likely than not they will be required to sell. The Company adopted ASC 326 using the modified retrospective method for all financial assets measured at amortized cost and off-balance-sheet (OBS) credit exposures. Results for reporting periods beginning after January 1, 2020 are presented under ASC 326 while prior period amounts continue to be reported in accordance with previously applicable GAAP. The Company recorded a net decrease to retained earnings of $56.9 million as of January 1, 2020 for the cumulative effect of adopting ASC 326. As detailed in the following table, the transition adjustment included a $61.5 million increase to the ACL, a $12.2 million increase in the ACL for unfunded commitments and a $16.8 million decrease in Deferred tax liability.

The Company adopted CECL using the prospective transition approach for financial assets purchased with credit deterioration that were previously classified as purchased credit impaired and accounted for under ASC 310-30. In accordance with the standard, First Financial did not reassess whether PCI assets met the definition of PCD assets as of the date of adoption.
The final rule provides banking organizations the option to phase in over a three-year period the day-one adverse effects on regulatory capital that may result from the adoption of the new accounting standard.  In March 2020, the OCC, the Board of Governors of the Federal Reserve System, and the FDIC announced an interim final rule to delay the estimated impact on regulatory capital stemming from the implementation of CECL. The interim final rule maintains the three-year transition option in the previous rule and provides banks the option to delay for two years an estimate of CECL’s effect on regulatory capital, relative to the incurred loss methodology’s effect on regulatory capital, followed by a three-year transition period. First Financial is adopting the capital transition relief over the five year permissible period.

The impact of adopting ASC 326 was as follows:

	January 1, 2020
(dollars in thousands)	As Reported under ASC 326	Pre-ASC 326	Impact of ASC 326 Adoption
Assets
Loans
Commercial and industrial	$28,485	$18,584	$9,901
Lease financing	1,089	971	118
Construction real estate	13,960	2,381	11,579
Commercial real estate	47,697	23,579	24,118
Residential real estate	10,789	5,299	5,490
Home equity	13,217	4,787	8,430
Installment	1,193	392	801
Credit card	2,725	1,657	1,068
Allowance for credit losses on loans	$119,155	$57,650	$61,505

Liabilities
Deferred tax liability	$16,252	$33,030	$(16,778)
Allowance for credit losses on OBS credit exposures	12,740	585	12,155

For more information on the calculation of the ACL, please refer to Note 1 - Summary of Significant Accounting Policies and Note 5 - Allowance for Credit Losses.

During the first quarter of 2020, the Company adopted ASU No. 2018-13, Disclosure Framework: Changes to the Disclosure Requirements for Fair Value Measurement, which eliminates, adds and modifies certain disclosure requirements for fair value measurements.  Under the changes, entities are no longer required to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, but must disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements.  This update did not have a material impact on the Company’s Consolidated Financial Statements.

Standards Adopted in 2019

In February 2016, the FASB issued an update (ASU 2016-02, Leases) which requires lessees to record most leases on their balance sheet and recognize leasing expenses in the income statement. Operating leases where the Company is the lessee, except for short-term leases that are subject to an accounting policy election, were recorded on the balance sheet by establishing a lease liability and corresponding ROU asset. All entities are required to use a modified retrospective approach for leases that exist or are entered into after the beginning of the earliest comparative period in the financial statements. As the Company elected the transition option provided in ASU No. 2018-11, the modified retrospective approach was applied on January 1, 2019
(as opposed to January 1, 2017). The Company also elected certain relief options offered in ASU 2016-02 including the package of practical expedients, the option not to separate lease and non-lease components and instead to account for them as a single lease component and the option not to recognize ROU assets and lease liabilities that arise from short-term leases. The
Company did not elect the hindsight practical expedient, which allows entities to use hindsight when determining lease term and impairment of ROU assets. The guidance in this ASU became effective January 1, 2019 at which time the Company recorded on the Consolidated Balance Sheet an ROU asset of $60.2 million and a lease liability of $65.8 million. For further detail, see Note 7 – Leases.

In March 2017, the FASB issued an update (ASU 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic
310-20), Premium Amortization on Purchased Callable Debt Securities) which amends the amortization period for certain purchased callable debt securities held at a premium and shortens the amortization period for the premium to the earliest call date rather than as an adjustment of yield over the contractual life of the instrument. This update more closely aligns the amortization period of premiums and discounts to expectations incorporated in market pricing on the underlying securities, as in most cases, market participants price securities to the call date that produces the worst yield when the coupon is above current market rates (that is, the security is trading at a premium) and price securities to maturity when the coupon is below market rates (that is, the security is trading at a discount) in anticipation that the borrower will act in its economic best interest in an attempt to more closely align interest income recorded on bonds held at a premium or a discount with the economics of the underlying instrument. The guidance in this ASU became effective at the beginning of 2019 but did not have a material impact on the Consolidated Financial Statements.

In August 2017, the FASB issued an update (ASU 2017-12, Derivatives and Hedging: Targeted Improvements to Accounting
for Hedging Activities) to better align financial reporting for hedging activities with the economic objectives of those activities.
This update aligns certain aspects of hedge documentation, effectiveness assessments, accounting and disclosures and expands permissible hedge strategies as of the date of adoption. The guidance in this ASU became effective January 1, 2019. Upon adoption, the Company reclassified $268.7 million of HTM securities to AFS, resulting in a $0.2 million loss in the
Consolidated Statement of Income.

Standards Issued But Not Adopted
In December 2019, the FASB issued ASU 2019-12 - Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This standard simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740 and adding new requirements with the intention of simplifying and clarifying existing guidance. The guidance is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. The Company does not expect the adoption of this standard to have a material impact on the Consolidated Financial Statements.